Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies

Principles of Consolidation

The Consolidated Financial Statements include the accounts of the Company, its wholly owned subsidiaries and all other subsidiaries over which the Company exerts control. All intercompany profits, transactions and balances have been eliminated in consolidation. As of December 31, 2019, the results of DBMG, GMSL (as a discontinued operation), ANG, ICS, CIG, Genovel, R2, and HC2 Broadcasting have been consolidated into the Company’s results based on guidance from the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC" 810, Consolidation). The remaining interests not owned by the Company are presented as a noncontrolling interest component of total equity.

Cash and Cash Equivalents

Cash and cash equivalents are comprised principally of amounts in money market accounts with original maturities of three months or less.

Acquisitions

The Company’s acquisitions are accounted for using the acquisition method of accounting, which requires, among other things, that assets acquired and liabilities assumed be recognized at their estimated fair values as of the acquisition date. Estimates of fair value included in the Consolidated Financial Statements, in conformity with ASC 820, Fair Value Measurements and Disclosures, represent the Company’s best estimates and valuations developed, when needed, with the assistance of independent appraisers or, where such valuations have not yet been completed or are not available, industry data and trends and by reference to relevant market rates and transactions. The following estimates and assumptions are inherently subject to significant uncertainties and contingencies beyond the control of the Company. Accordingly, the Company cannot provide assurance that the estimates, assumptions, and values reflected in the valuations will be realized, and actual results could vary materially.

Any changes to the initial estimates of the fair value of the assets and liabilities will be recorded as adjustments to those assets and liabilities, and residual amounts will be allocated to goodwill or Bargain Purchase Gain. In accordance with ASC 805, Business Combinations ("ASC 805"), if additional information is obtained about the initial estimates of the fair value of the assets acquired and liabilities assumed within the measurement period, including finalization of asset appraisals, the Company will refine its estimates of fair value to allocate the purchase price more accurately.

Investments

Fixed maturity securities

The Company determines the appropriate classification of investments in fixed maturity securities at the acquisition date and re-evaluates the classification at each balance sheet date. All of our investments in fixed maturity securities are classified as available-for-sale. The Company carries these investments at fair value with net unrealized gains or losses, net of tax and related adjustments, reported as a component of Accumulated Other Comprehensive Income (Loss) ("AOCI") of the Company's Consolidated Statements of Stockholders' Equity.

Premiums and discounts on fixed maturity securities are amortized using the interest method and reported in Net investment income; mortgage-backed securities are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. When the Company sells a security, the difference between the sale proceeds and amortized cost (determined based on specific identification) is reported in Net realized and unrealized gains (losses) on investments.

When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on investments) and the cost basis of that investment is reduced. If the Company can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: (i) the amount related to credit losses (recorded in earnings) and (ii) the amount related to all other factors (recorded in AOCI). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. If the Company intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

Equity securities

Equity securities that have readily determinable fair values are recorded at fair value with unrealized gains and losses, due to changes in fair value, reflected in Net realized and unrealized gains (losses) on investments. Dividend income from equity securities is recognized in Net investment income. Realized gains and losses on the sale of equity securities are recognized in Net realized and unrealized gains (losses) on investments.
The Company utilizes the equity method to account for investments when it possesses the ability to exercise significant influence, but not control, over the operating and financial policies of the investee. The ability to exercise significant influence is presumed when an investor possesses more than 20% of the voting interests of the investee. This presumption may be overcome based on specific facts and circumstances that demonstrate that the ability to exercise significant influence is restricted. The Company applies the equity method to investments in common stock and to other investments when such other investments possess substantially identical subordinated interests to common stock. In applying the equity method, the Company records the investment at cost and subsequently increases or decreases the carrying amount of the investment by its proportionate share of the net earnings or losses in Income from equity investees and other comprehensive income of the investee. The Company records dividends or other equity distributions as reductions in the carrying value of the investment. In the event that net losses of the investee reduce the carrying amount to zero, additional net losses may be recorded if other investments in the investee are at-risk, even if the Company has not committed to provide financial support to the investee. Such additional equity method losses, if any, are based upon the change in the Company's claim on the investee’s book value.

Fair Value Measurements

General accounting principles for Fair Value Measurements and Disclosures define fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. These principles also establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value and describes three levels of inputs that may be used to measure fair value:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities. Active markets are defined as having the following characteristics for the measured asset/liability: (i) many transactions, (ii) current prices, (iii) price quotes not varying substantially among market makers, (iv) narrow bid/ask spreads and (v) most information publicly available. The Company’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or market standard valuation techniques and assumptions with significant inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Such observable inputs include benchmarking prices for similar assets in active, liquid markets, quoted prices in markets that are not active and observable yields and spreads in the market. The Company’s Level 2 financial instruments include corporate and municipal fixed maturity securities, mortgage-backed non-affiliated common stocks priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the related assets or liabilities. Level 3 assets and liabilities include those whose value is determined using market standard valuation techniques. When observable inputs are not available, the market standard techniques for determining the estimated fair value of certain securities that trade infrequently, and therefore have little transparency, rely on inputs that are significant to the estimated fair value and that are not observable in the market or cannot be derived principally from or corroborated by observable market data. These unobservable inputs can be based in large part on management judgment or estimation and cannot be supported by reference to market activity. Even though unobservable, management believes these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing similar assets and liabilities. For the Company’s invested assets, this category primarily includes private placements, asset-backed securities, and to a lesser extent, certain residential and commercial mortgage-backed securities, among others. Prices are determined using valuation methodologies such as discounted cash flow models and other similar techniques. Non-binding broker quotes, which are utilized when pricing service information is not available, are reviewed for reasonableness based on the Company’s understanding of the market, and are generally considered Level 3. Under certain circumstances, based on its observations of transactions in active markets, the Company may conclude the prices received from independent third-party pricing services or brokers are not reasonable or reflective of market activity. In those instances, the Company would apply internally developed valuation techniques to the related assets or liabilities.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the determination of which category within the fair value hierarchy is appropriate for any given financial instrument is based on the lowest level of input that is significant to the fair value measurement.  The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

The Company may utilize information from third parties, such as pricing services and brokers, to assist in determining the fair value for certain assets and liabilities; however, management is ultimately responsible for all fair values presented in the Company’s financial statements. This includes responsibility for monitoring the fair value process, ensuring objective and reliable valuation practices and pricing of assets and liabilities, and approving changes to valuation methodologies and pricing sources. The selection of the valuation technique(s) to apply considers the definition of an exit price and the nature of the asset or liability being valued and significant expertise and judgment is required.
Accounts Receivable

Accounts receivable are stated at amounts due from customers net of an allowance for doubtful accounts. Our allowance for doubtful accounts considers historical experience, the age of certain receivable balances, credit history, current economic conditions and other factors that may affect the counterparty’s ability to pay.

Inventory

Inventory is valued at the lower of cost or net realizable value under the first-in, first-out method. Provision for obsolescence is made where appropriate and is charged to cost of revenue in the consolidated statements of operations. Short-term work in progress on contracts is stated at cost less foreseeable losses. These costs include only direct labor and expenses incurred to date and exclude any allocation of overhead. The policy for long-term work in progress contracts is disclosed within the Revenue and Cost Recognition accounting policy.

Reinsurance

Premium revenue and benefits are reported net of the amounts related to reinsurance ceded to and assumed from other companies. Expense allowances from reinsurers are included in other operating and general expenses. Amounts recoverable from reinsurers are estimated in a manner consistent with the direct reserve associated with the reinsured policies.

Accounting for Income Taxes

We recognize deferred tax assets and liabilities for the expected future tax consequences of transactions and events. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial statement bases and the tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. If necessary, deferred tax assets are reduced by a valuation allowance to an amount that is determined to be more likely than not recoverable. We must make significant estimates and assumptions about future taxable income and future tax consequences when determining the amount of the valuation allowance. The additional guidance provided by ASC No. 740, “Income Taxes” (“ASC 740”), clarifies the accounting for uncertainty in income taxes recognized in the financial statements. Expected outcomes of current or anticipated tax examinations, refund claims and tax-related litigation and estimates regarding additional tax liability (including interest and penalties thereon) or refunds resulting therefrom will be recorded based on the guidance provided by ASC 740 to the extent applicable.

At December 31, 2019, our U.S. and foreign companies have significant deferred tax assets resulting from tax loss carryforwards. The foreign deferred tax assets with minor exceptions are fully offset with valuation allowances. Additionally, the deferred tax assets generated by certain businesses that do not qualify to be included in the HC2 U.S. consolidated income tax return have been reduced by a full valuation allowance. Based on consideration of both positive and negative evidence, we determined that it was more likely than not that the net deferred tax assets of the HC2 U.S. consolidated filing group will not be realized. Therefore, a valuation allowance was maintained against the HC2 U.S. consolidated filing group’s net deferred tax assets as of December 31, 2019. The appropriateness and amount of the valuation allowance are based on cumulative history of losses and our assumptions about the future taxable income of each affiliate and the timing of the reversal of deferred tax assets and liabilities. The Insurance segment is in a cumulative income position and the positive trend of profitability in 2018 and 2019 is expected to continue as supported by the projections of future income. As a result of the three-year cumulative income position and reliance upon future projections of income, the Insurance segment has released the valuation allowance recorded against its deferred tax assets.

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation, which is provided on the straight-line method over the estimated useful lives of the assets. Cost includes major expenditures for improvements and replacements which extend useful lives or increase capacity of the assets as well as expenditures necessary to place assets into readiness for use. Cost includes the original purchase price of the asset and the costs attributable to bringing the asset to its working condition for its intended use. Cost includes finance costs incurred prior to the asset being available for use. Expenditures for maintenance and repairs are expensed as incurred.

Costs for internal use software that are incurred in the preliminary project stage and in the post-implementation stage are expensed as incurred. Costs incurred during the application development stage are capitalized and amortized over the estimated useful life of the software, beginning when the software project is ready for its intended use, over the estimated useful life of the software.

Depreciation is determined on a straight-line basis over the estimated useful lives of the assets, which range from 5 to 40 years for buildings and leasehold improvements, 3 to 15 years for equipment, furniture and fixtures, and 3 to 20 years for plant, computer and transportation equipment. Leasehold improvements are amortized over the lives of the leases or estimated useful lives of the assets, whichever is shorter. Assets under construction are not depreciated until they are complete and available for use.

When assets are sold or otherwise retired, the costs and accumulated depreciation are removed from the books and the resulting gain or loss is included in operating results. Property, plant and equipment that have been included as part of the assets held for sale are no longer depreciated from the time that they are classified as such. The Company periodically evaluates the carrying value of its property, plant and equipment based upon the estimated cash flows to be generated by the related assets. If impairment is indicated, a loss is recognized.
Goodwill and Other Intangible Assets

Under ASC 350, Intangibles - Goodwill and Other ("ASC 350"), goodwill and indefinite lived intangible assets are not amortized but are reviewed annually for impairment, or more frequently, if impairment indicators arise. Intangible assets that have finite lives are amortized over their estimated useful lives and are subject to the provisions of ASC 360, Property, plant, and equipment ("ASC 360").

In January 2017, the FASB issued ASU 2017-04, Intangibles - Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. Topic 350, Intangibles - Goodwill and Other (Topic 350), currently requires an entity that has not elected the private company alternative for goodwill to perform a two-step test to determine the amount, if any, of goodwill impairment. In Step 1, an entity compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of the reporting unit exceeds its fair value, the entity performs Step 2 and compares the implied fair value of goodwill with the carrying amount of the goodwill for that reporting unit. An impairment charge equal to the amount by which the carrying amount of goodwill for the reporting unit exceeds the implied fair value of that goodwill is recorded, limited to the amount of goodwill allocated to that reporting unit. To address concerns over the cost and complexity of the two-step goodwill impairment test, the amendments in this ASU remove the second step of the test. An entity will now apply a one-step quantitative test and record the amount of goodwill impairment as the excess of a reporting unit's carrying amount over its fair value, not to exceed the total amount of goodwill allocated to the reporting unit. The new guidance does not amend the optional qualitative assessment of goodwill impairment. The Company elected to early adopt ASU 2017-04 effective March 31, 2017.

Goodwill impairment is tested at least annually (October 1st) or when factors indicate potential impairment using a two-step process that begins with a qualitative evaluation of each reporting unit. If such test indicates potential for impairment, a one-step quantitative test is performed and if there is excess of a reporting unit's carrying amount over its fair value, impairment is recorded, not to exceed the total amount of goodwill allocated to the reporting unit.

Estimating the fair value of a reporting unit requires various assumptions including projections of future cash flows, perpetual growth rates and discount rates. The assumptions about future cash flows and growth rates are based on the Company’s assessment of a number of factors, including the reporting unit’s recent performance against budget, performance in the market that the reporting unit serves, and industry and general economic data from third-party sources. Discount rate assumptions are based on an assessment of the risk inherent in those future cash flows. Changes to the underlying businesses could affect the future cash flows, which in turn could affect the fair value of the reporting unit.

Intangible assets not subject to amortization consist of certain licenses. Such indefinite lived intangible assets are tested for impairment annually, or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test shall consist of a comparison of the fair value of an intangible asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss shall be recognized in an amount equal to the excess.

Intangible assets subject to amortization consists of certain trade names, customer contracts and developed technology. These finite lived intangible assets are amortized based on their estimated useful lives. Such assets are subject to the impairment provisions of ASC 360, wherein impairment is recognized and measured only if there are events and circumstances that indicate that the carrying amount may not be recoverable. The carrying amount is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use of the asset group. An impairment loss is recorded if after determining that it is not recoverable, the carrying amount exceeds the fair value of the asset.

In addition to the foregoing, the Company reviews its goodwill and intangible assets for possible impairment whenever events or circumstances indicate that the carrying amounts of assets may not be recoverable. The factors that the Company considers important, and which could trigger an impairment review, include, but are not limited to: a more likely than not expectation of selling or disposing all, or a portion, of a reporting unit; a significant decline in the market value of our common stock or debt securities for a sustained period; a material adverse change in economic, financial market, industry or sector trends; a material failure to achieve operating results relative to historical levels or projected future levels; and significant changes in operations or business strategy. For details regarding goodwill impairment, see Note 11. Goodwill and Intangibles, net.

Licensing: Television broadcast licenses generally are granted for eight-year periods. They are renewable after application and reviewed by the FCC and historically are renewed except in rare cases in which a petition to deny, a complaint or an adverse finding as to the licensee's qualifications results in loss of the license.

Valuation of Long-lived Assets

The Company reviews long-lived assets for impairment whenever events or changes indicate that the carrying amount of an asset may not be recoverable. In making such evaluations, the Company compares the expected undiscounted future cash flows to the carrying amount of the assets. If the total of the expected undiscounted future cash flows is less than the carrying amount of the assets, the Company is required to make estimates of the fair value of the long-lived assets in order to calculate the impairment loss equal to the difference between the fair value and carrying value of the assets.
The Company makes significant assumptions and estimates in this process regarding matters that are inherently uncertain, such as determining asset groups and estimating future cash flows, remaining useful lives, discount rates and growth rates. The resulting undiscounted cash flows are projected over an extended period of time, which subjects those assumptions and estimates to an even larger degree of uncertainty. While the Company believes that its estimates are reasonable, different assumptions could materially affect the valuation of the long-lived assets. The Company derives future cash flow estimates from its historical experience and its internal business plans, which include consideration of industry trends, competitive actions, technology changes, regulatory actions, available financial resources for marketing and capital expenditures and changes in its underlying cost structure.

The Company makes assumptions about the remaining useful life of its long-lived assets. The assumptions are based on the average life of its historical capital asset additions and its historical asset purchase trend. In some cases, due to the nature of a particular industry in which the company operates, the Company may assume that technology changes in such industry render all associated assets, including equipment, obsolete with no salvage value after their useful lives. In certain circumstances in which the underlying assets could be leased for an additional period of time or salvaged, the Company includes such estimated cash flows in its estimate.

The estimate of the appropriate discount rate to be used to apply the present value technique in determining fair value was the Company’s weighted average cost of capital which is based on the effective rate of its debt obligations at the current market values (for periods during which the Company had debt obligations) as well as the current volatility and trading value of the Company’s common stock.

Value of Business Acquired ("VOBA")

VOBA is a liability that reflects the estimated fair value of in-force contracts in a life insurance company acquisition less the amount recorded as insurance contract liabilities. It represents the portion of the purchase price that is allocated to the value of the rights to receive future cash flows from the business in force at the acquisition date. A VOBA liability (negative asset) occurs when the estimated fair value of in-force contracts in a life insurance company acquisition is less than the amount recorded as insurance contract liabilities. Amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends. VOBA amortization are reported within depreciation and amortization in the accompanying consolidated statements of operations.

The VOBA balance is also periodically evaluated for recoverability to ensure that the unamortized portion does not exceed the expected recoverable amounts. At each evaluation date, actual historical gross profits are reflected, and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated future gross profits requires that the amortization rate be revised ("unlocking") retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization.

Annuity Benefits Accumulated

Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability (primarily interest credited) are charged to expense and decreases for charges are credited to annuity policy charges revenue. Reserves for traditional fixed annuities are generally recorded at the stated account value.

Life, Accident and Health Reserves

Liabilities for future policy benefits under traditional life, accident and health policies are computed using the net level premium method. Computations are based on the original projections of investment yields, mortality, morbidity and surrenders and include provisions for unfavorable deviations unless a loss recognition event (premium deficiency) occurs. Claim reserves and liabilities established for accident and health claims are modified as necessary to reflect actual experience and developing trends.

For long-duration contracts (such as traditional life and long-term care insurance policies), loss recognition occurs when, based on current expectations as of the measurement date, existing contract liabilities plus the present value of future premiums (including reasonably expected rate increases) are not expected to cover the present value of future claims payments and related settlement and maintenance costs (excluding overhead) as well as unamortized acquisition costs. If a block of business is determined to be in loss recognition, a charge is recorded in earnings in an amount equal to the excess of the present value of expected future claims costs and unamortized acquisition costs over existing reserves plus the present value of expected future premiums (with no provision for adverse deviation). The charge is recorded as an additional reserve (if unamortized acquisition costs have been eliminated).

In addition, reserves for traditional life and long-term care insurance policies are subject to adjustment for loss recognition charges that would have been recorded if the unrealized gains from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of AOCI.

Presentation of Taxes Collected

The Company reports a value-added tax assessed by a governmental authority that is directly imposed on a revenue-producing transaction between the Company and a customer on a net basis (excluded from revenues).
Foreign Currency Transactions

Foreign currency transactions are transactions denominated in a currency other than a subsidiary’s functional currency. A change in the exchange rates between a subsidiary’s functional currency and the currency in which a transaction is denominated increases or decreases the expected amount of functional currency cash flows upon settlement of the transaction. That increase or decrease in expected functional currency cash flows is reported by the Company as a foreign currency transaction gain (loss). The primary component of the Company’s foreign currency transaction gain (loss) is due to agreements in place with certain subsidiaries in foreign countries regarding intercompany transactions. The Company anticipates repayment of these transactions in the foreseeable future, and recognizes the realized and unrealized gains or losses on these transactions that result from foreign currency changes in the period in which they occur as foreign currency transaction gain (loss).

Foreign Currency Translation

The assets and liabilities of the Company’s foreign subsidiaries are translated at the exchange rates in effect on the reporting date. Income and expenses are translated at the average exchange rate during the period. The net effect of such translation gains and losses are reflected within AOCI in the stockholders’ equity section of the Consolidated Balance Sheets.

Convertible Instruments

The Company evaluates and accounts for conversion options embedded in convertible instruments in accordance with ASC 815, Derivatives and Hedging Activities. Applicable GAAP requires companies to bifurcate conversion options from their host instruments and account for them as free standing derivative financial instruments according to certain criteria. The criteria include circumstances in which (a) the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract, (b) the hybrid instrument that embodies both the embedded derivative instrument and the host contract is not remeasured at fair value under other GAAP with changes in fair value reported in earnings as they occur and (c) a separate instrument with the same terms as the embedded derivative instrument would be considered a derivative instrument. The Company accounts for convertible instruments, when it has been determined that the embedded conversion options should not be bifurcated from their host instruments, as follows: The Company records when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. Debt discounts under these arrangements are amortized over the term of the related debt to their stated date of redemption. The Company accounts for the conversion of convertible debt when a conversion option has been bifurcated using the general extinguishment standards. The debt and equity linked derivatives are removed at their carrying amounts and the shares issued are measured at their then-current fair value, with any difference recorded as a gain or loss on extinguishment of the two separate accounting liabilities.

Deferred Financing Costs

The Company capitalizes certain expenses incurred in connection with its debt and line of credit obligations and amortizes them over the term of the respective debt agreement. The amortization expense of the deferred financing costs is included in interest expense on the consolidated statements of operations. If the Company extinguishes portions of its debt prior to the maturity date, deferred financing costs are charged to expense on a pro-rata basis and are included in loss on early extinguishment or restructuring of debt on the consolidated statements of operations.

Intercompany

The Company has an investment management agreement between CIG and CGI to which CIG acts as an investment manager of certain CGI’s invested assets and cash. The revenues, costs, receivable and payables attributed to fees earned under this agreement are fully eliminated in consolidation. Fees are paid on a quarterly basis based on internal calculations and trued up, to the extent necessary, on a quarter basis for any under or over payments. At December 31, 2019, the payable at CGI of $2.6 million for the asset management fee, which was eliminated in consolidation, was reduced to reflect an overpayment of $2.4 million which was paid in Q1 2020.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of net revenue and expenses during the reporting period. Actual results may differ from these estimates. Significant estimates include allowance for doubtful accounts receivable, the extent of progress towards completion on contracts, contract revenue and costs on long-term contracts, valuation of certain investments and the insurance reserves, market assumptions used in estimating the fair values of certain assets and liabilities, the calculation used in determining the fair value of HC2’s stock options required by ASC 718, Compensation - Stock Compensation ("ASC 718"), income taxes and various other contingencies.
Estimates of fair value represent the Company’s best estimates developed with the assistance of independent appraisals or various valuation techniques and, where the foregoing have not yet been completed or are not available, industry data and trends and by reference to relevant market rates and transactions. The estimates and assumptions are inherently subject to significant uncertainties and contingencies beyond the control of the Company. Accordingly, the Company cannot provide assurance that the estimates, assumptions, and values reflected in the valuations will be realized, and actual results could vary materially.

Share-Based Compensation

The Company accounts for share-based compensation issued to employees in accordance with the provisions of ASC 718 and to non-employees pursuant to ASC 505-50, Equity-based payments to non-employees. All transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for using a fair-value based method. The Company records share-based compensation expense for all new and unvested stock options that are ultimately expected to vest as the requisite service is rendered. The Company issues new shares of common stock upon the exercise of stock options.

The Company elected to adopt the alternative transition method for calculating the tax effects of share-based compensation. The alternative transition method includes simplified methods to determine the beginning balance of the APIC pool related to the tax effects of share-based compensation and to determine the subsequent impact on the APIC pool and the statement of cash flows of the tax effects of share-based awards that were fully vested and outstanding upon the adoption of ASC 718.

The Company uses a Black-Scholes option valuation model to determine the grant date fair value of share-based compensation under ASC 718. The Black-Scholes model incorporates various assumptions including the expected term of awards, volatility of stock price, risk-free rates of return and dividend yield. The expected term of an award is no less than the option vesting period and is based on the Company’s historical experience. Expected volatility is based upon the historical volatility of the Company’s stock price. The risk-free interest rate is approximated using rates available on U.S. Treasury securities with a remaining term similar to the option’s expected life. The Company uses a dividend yield of zero in the Black-Scholes option valuation model as it does not anticipate paying cash dividends in the foreseeable future. Share-based compensation is recorded net of actual forfeitures.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk principally consist of trade accounts receivable. The Company performs ongoing credit evaluations of its customers but generally does not require collateral to support customer receivables. The Company maintains its cash with high quality credit institutions, and its cash equivalents are in high quality securities.

Income (Loss) Per Common Share

Basic income (loss) per common share is computed using the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per common share is computed using the weighted average number of shares of common stock, adjusted for the dilutive effect of potential common stock and related income from continuing operations, net of tax. Potential common stock, computed using the treasury stock method or the if-converted method, includes options, warrants, restricted stock, restricted stock units and convertible preferred stock.

In periods when the Company generates income, the Company calculates basic Earnings Per Share ("EPS") using the two-class method, pursuant to ASC No. 260, Earnings Per Share. The two-class method is required as the shares of the Company’s preferred stock qualify as participating securities, having the right to receive dividends should dividends be declared on common stock. Under this method, earnings for the period are allocated to the common stock and preferred stock to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. The Company does not use the two-class method in periods when it generates a loss as the holders of the preferred stock do not participate in losses.
Other income

The following table provides information relating to Other income (in millions):

	Years Ended December 31,
	2019	2018
Gain on reinsurance recaptures	$—	$47.0
Gain on investment in Inseego	—	34.4
Other income (expenses), net	6.2	(3.6)
Total	$6.2	$77.8

Statement of Cash Flows

The following table provides a reconciliation of cash and cash equivalents and restricted cash to amounts reported within the Consolidated Balance Sheets and Consolidated Statements of Cash Flows (in millions):

	December 31,
	2019	2018
Cash and cash equivalents, beginning of period	$315.9	$87.0
Restricted cash included in other assets	5.4	1.0
Total cash and cash equivalents and restricted cash	$321.3	$88.0

Cash and cash equivalents, end of period	$228.8	$315.9
Restricted cash included in other assets	1.6	5.4
Total cash and cash equivalents and restricted cash	$230.4	$321.3

Reclassification

Certain previous year amounts have been reclassified to conform with current year presentations, as related to the reporting of new balance sheet line items.

•The recast of GMSL's results to discontinued operations. Further, the reclassification of prior period assets and liabilities have been classified as held for sale. See Note 23. Discontinued Operations for further information;

•As a result of the sale of GMSL, and in accordance with ASC 280, the Company no longer considers the results of operations and Balance Sheets of GMH and its subsidiaries as a separate segment. Formerly the Marine Services segment, these entities and the investment in HMN have been reclassified to the Other segment. See Note 20. Operating Segment and Related Information for further information; and

•The recast of prior year Earnings per share as a result of the discontinued operations noted above. This includes presenting EPS for Net (loss) income from continuing operations, Net (loss) income from discontinuing operations, and Net (loss) income. See Note 21. Basic and Diluted Income Per Common Share for further details.
Accounting Pronouncements Adopted in the Current Year

The following discussion provides information about recently adopted and recently issued or changed accounting guidance (applicable to the Company) that have occurred since the Company filed its 2018 Form 10-K. The Company has implemented all new accounting pronouncements that are in effect and that may impact its Consolidated Financial Statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial condition, results of operations or liquidity.

Effective January 1, 2019 the Company adopted the accounting pronouncements described below.

Accounting for Leases

ASU 2016-02, Leases, was issued by FASB in February 2016. This standard requires the Company, as the lessee, to recognize most leases on the balance sheet thereby resulting in the recognition of right of use assets and lease obligations for those leases currently classified as operating leases. The standard became effective for the Company on January 1, 2019 and the Company elected the optional transition method as well as the package of practical expedients upon adoption. Upon adoption, the Company recognized right of use ("ROU") assets and lease liabilities in the amount of $39.7 million and $43.0 million, respectively, within Other assets and Other liabilities lines of the Consolidated Financial Statements, respectively, and $27.4 million and $31.1 million, respectively, within Assets held for sale and Liabilities held for sale, related to our discontinued operations. Utilizing the modified retrospective approach, we evaluated ROU assets for impairment and determined that approximately $5.1 million of newly recognized ROU assets that existed immediately prior to the effective date were impaired. The impairment of ROU assets as of January 1, 2019, was recorded as a reduction to retained earnings and noncontrolling interests.

Instruments with Down Round Feature

In July 2017, the FASB issued ASU 2017-11, Earnings Per Share (Topic 260) Distinguishing Liabilities from Equity (Topic 480) Derivatives and Hedging (Topic 815), which changes the classification analysis of certain equity-linked financial instruments (or embedded features) with down round features. When determining whether certain financial instruments should be classified as liabilities or equity instruments, a down round feature no longer precludes equity classification when assessing whether the instrument is indexed to an entity’s own stock. ASU 2017-11 also clarifies existing disclosure requirements for equity-classified instruments. As a result, a freestanding equity-linked financial instrument (or embedded conversion option) no longer would be accounted for as a derivative liability at fair value as a result of the existence of a down round feature. For freestanding equity classified financial instruments, ASU 2017-11 requires entities that present Earnings Per Share ("EPS") in accordance with ASC Topic 260 to recognize the effect of the down round feature when it is triggered. That effect is treated as a dividend and as a reduction of income available to common shareholders in basic EPS. This standard was adopted retrospectively on January 1, 2019 and resulted in a $3.7 million cumulative adjustment to retained earnings.

Accounting Pronouncements to be Adopted Subsequent to December 31, 2019

Credit Loss Standard

ASU 2016-13, Financial Instruments - Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments, was issued by FASB in June 2016. This standard is effective January 1, 2020 (with early adoption permitted), and will impact, at least to some extent, the Company's accounting and disclosure requirements for it's recoverable from reinsurers, accounts receivable, and mortgage loans. The FASB has voted to delay the effective date of ASU 2016-13 to January 1, 2023 for smaller reporting companies with a revised ASU in the fourth quarter of 2019. Currently, the Company continues to focus on developing models and procedures, with testing and refinement of models occurring in 2020 and 2021 with parallel testing to performed in 2022.

Available for sale fixed maturity securities are not in scope of the new credit loss model, but will undergo targeted improvements to the current reporting model including the establishment of a valuation allowance for credit losses versus the current direct write down approach. The Company will continue to identify any other financial assets not excluded from scope.

The Company plans to use the modified retrospective method which will include a cumulative effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-39 for debt securities for which an other-than-temporary impairment ("OTTI") was recognized prior to the date of adoption.” To the first paragraph of the Credit Loss Standard Section. The Company does not currently expect to early adopt this standard and is currently evaluating the impact of this new accounting guidance on its consolidated financial statements.

Outlined below are key areas of change, although there are other changes not noted below:

•Financial assets (or a group of financial assets) measured at amortized cost will be required to be presented at the net amount expected to be collected, with an allowance for credit losses deducted from the amortized cost basis, resulting in a net carrying value that reflects the amount the entity expects to collect on the financial asset at purchase.

•Credit losses relating to available for sale fixed maturity securities will be recorded through an allowance for credit losses, rather than reductions in the amortized cost of the securities and is anticipated to increase volatility in the Company's Consolidated
Statements of Operations. The allowance methodology recognizes that value may be realized either through collection of contractual cash flows or through the sale of the security. Therefore, the amount of the allowance for credit losses will be limited to the amount by which fair value is below amortized cost because the classification as available for sale is premised on an investment strategy that recognizes that the investment could be sold at fair value, if cash collection would result in the realization of an amount less than fair value.

•The Company's Consolidated Statements of Operations will reflect the measurement of expected credit losses for newly recognized financial assets as well as the expected increases or decreases (including the reversal of previously recognized losses) of expected credit losses that have taken place during the period. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount.

•Disclosures will be required to include information around how the credit loss allowance was developed, further details on information currently disclosed about credit quality of financing receivables and net investments in leases, and a rollforward of the allowance for credit losses for available for sale fixed maturity securities as well as an aging analysis for securities that are past due.

The Company anticipates a significant impact on the systems, processes and controls. While the requirements of the new guidance represent a material change from existing GAAP, the underlying economics of items in scope and related cash flows are unchanged. Focus areas will include, but not be limited to: (i) updating procedures to reflect new guidance requiring establishment of allowance for credit losses on available for sale debt securities; (ii) establishing procedures to review reinsurance risk to include but not limited to review of reinsurer ratings, trust agreements where applicable and historical and current performance; (iii) establishing procedures to identify and review all remaining financial assets within scope; and (iv) developing, testing, and implementing controls for newly developed procedures, as well as for additional annual reporting requirements.

Long-Duration Contracts

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB in August 2018 and is expected to have a significant impact on the Company’s Consolidated Financial Statements and Notes to Consolidated Financial Statements. The standard is effective January 1, 2021 (with early adoption permitted), and will impact, at least to some extent, Company's accounting and disclosure requirements for it's long-duration insurance contracts. The Company does not currently expect to early adopt this standard and is currently evaluating the impact of this new accounting guidance on its consolidated financial statements.

Outlined below are key areas of change, although there are other changes not noted below:

•Cash flow assumptions must be reviewed at least annually and updated if necessary. The impact of these updates will be reported through net income. Current accounting policy requires the liability assumptions for long-duration contracts and limited payment contracts be locked in at contract inception, unless the contracts project a loss position which would allow the liability assumptions to be unlocked so that the loss could be recognized.

•The rate used to discount the liability projections is to be based on an A-rated asset with observable market inputs and duration consistent with the duration of the liabilities. The discount rate is to be updated quarterly with the impact of the change in the discount rate recognized through other comprehensive income. Current accounting policy allows the use of an expected investment yield (which is not required to be observable in the market) to discount the liability projections.

•Deferred acquisition costs for long-duration contracts are to be amortized in proportion to premiums, gross profits, or gross margins and those balances must be amortized on a constant-level basis over the expected life of the contract. Current accounting policy would amortize deferred acquisition costs based on revenue and profits. The Company does not have any deferred acquisition costs but VOBA amortization will follow this new guidance.

•Market risk benefits are to be measured at fair value and presented separately in the statement of financial position. Under current accounting policy benefit features that will meet the definition of market risk benefits are accounted for as embedded derivatives or insurance liabilities via the benefit ratio model. The Company does not have any benefit features that will be categorized as market risk benefits.

•Disaggregated rollforwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, VOBA, as well as information about significant inputs, judgments, assumptions, and methods used in measurement are required to be disclosed.

The Company anticipates that the requirement to update assumptions for liability for future policy benefits will increase volatility in the Company's Consolidated Statements of Operations while the requirement to update the discount rate will increase volatility in the Company's Consolidated Statements of Stockholders' Equity. The Company anticipates a significant impact on the systems, processes and controls. While the requirements of the new guidance represent a material change from existing GAAP, the underlying economics of the Company's Insurance segment and related cash flows are unchanged.
The FASB has voted to delay the effective date of ASU 2018-12 to January 1, 2024 for smaller reporting companies with a revised ASU in the fourth quarter of 2019. Currently, the Company plans to focus on developing models and procedures through 2021, with testing and refinement of models occurring in 2022 and parallel testing performed in 2023. The Company may choose one of two adoption methods for the liability for future policy benefits: (i) a modified retrospective transition method whereby the entity will apply the amendments to contracts inforce as of the beginning of the earliest period presented on the basis of their existing carrying amounts adjusted for the removal of any related amounts in AOCI or (ii) a full retrospective transition method. Focus areas will include, but not be limited to: (i) determining an appropriate upper-medium grade fixed income instrument yield source from the market; (ii) establishing appropriate aggregation of liabilities; (iii) establishing liability models for each contract grouping identified that may be quickly updated to reflect current inforce listing and new discount rates on a quarterly basis; (iv) establishing appropriate best estimate assumptions with no provision for adverse deviation; (v) establishing procedures for annual review of assumptions including tracking of actual experience for enhanced reporting requirements; (vi) establishing new VOBA amortization that will align with new guidance for DAC amortization; and (vii) developing, testing, and implementing controls for newly developed procedures, as well as for additional annual reporting requirements.

Income Taxes

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740). The new guidance removes the following exceptions from ASC 740, Income Taxes: (i) exception to the incremental approach for intraperiod tax allocation; (ii) exception for the recognition of a deferred tax liability when an equity method investment becomes a foreign subsidiary or a foreign subsidiary becomes an equity method investment, and (iii) exception to the general methodology for calculating income taxes in an interim period when year-to-date losses exceed expected losses for the year. ASU 2019-12 also provides guidance to increase simplicity of Topic 740. This standard is effective January 1, 2021 for public business entities. Certain amendments should be applied retrospectively with cumulative-effect adjustments made to retained earnings, while other amendments should be applied prospectively. The Company is currently evaluating the implementation date and the impact of this amendment on its financial statements.

Subsequent Events

ASC 855, Subsequent Events requires the Company to evaluate events that occur after the balance sheet date as of which the financial statements are issued, and to determine whether adjustments to or additional disclosures in the financial statements are necessary. See Note 24. Subsequent Events for the summary of the subsequent events.
Correction of Prior Period Financial Statements

In connection with the preparation of our consolidated financial statements for the year ended December 31, 2019, we identified an error in the presentation and calculation of our income (loss) per share. We have determined that our calculation of basic and diluted Earnings Per Share ("EPS") during the year ended December 31, 2019 incorrectly utilized the two-class method. In periods when the Company generates income, the Company calculates basic Earnings Per Share ("EPS") using the two-class method, pursuant to ASC No. 260, Earnings Per Share. The two-class method is required as the shares of the Company’s preferred stock qualify as participating securities, having the right to receive dividends should dividends be declared on common stock. Under this method, earnings for the period are allocated to the common stock and preferred stock to the extent that each security may share in earnings as if all of the earnings for the period had been distributed. The Company, however, should not use the two-class method in periods when it generates a loss as the holders of the preferred stock do not participate in losses.

In accordance with Staff Accounting Bulletin (“SAB”) No. 99 Materiality, and SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements, we evaluated the error and determined that the impact was not material to our results of operations or financial position for any prior annual or interim period. The impact to the Loss per share amounts previously reported for the year ended December 31, 2019 is included in the table below:

	Years Ended December 31, 2019
	As Reported	Adjustment	As Revised
Net loss attributable to common stock and participating preferred stockholders	$(31.5)	$(31.5)	$(31.5)

Percentage of loss allocated to:
Common stock	94.3%	5.7%	100.0%
Unvested restricted stock	1.3%	(1.3)%	—%
Preferred stock	4.4%	(4.4)%	—%

Net loss attributable to common stock, basic and diluted	$(29.7)	$(1.8)	$(31.5)

Net loss attributable to participating security holders - Basic	$(0.66)	$(0.04)	$(0.70)
Net loss attributable to participating security holders - Diluted	$(0.66)	$(0.04)	$(0.70)